INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2013	2012
	$	$

Raw materials, parts and supplies	687	259
Finished products	20	21

	707	280